SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) - Restricted Stock Awards And Restricted Stock Units	12 Months Ended
Dec. 31, 2019 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,759,070
Granted (in shares)	545,819
Vested (in shares)	(649,556)
Forfeited (in shares)	(118,284)
Ending balance (in shares)	1,537,049
Par value NIS (in usd per share) | ₪ / shares	₪ 1
Par value USD (in usd per share) | ₪ / shares	₪ 0.29